Income Taxes - Schedule of Net Deferred Tax Assets Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Start-up/organization costs	$ 575,740	$ 371,785
Deferred tax liability:
Accrued dividend income	(13,892)	(51,045)
Total deferred tax assets	561,848	320,740
Valuation allowance	(575,740)	(371,785)
Deferred tax liability, net	$ (13,892)	$ (51,045)